Termination of Vie Agreements with Qianhai (Details) - VIE [Member] - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Termination of Vie Agreements with Qianhai (Details) [Line Items]
Operating revenue		$ 645,127
Net loss		1,562,037
Net assets	$ 400,000	$ 1,147,847
Total assets	266,235
Total liabilities	$ 656,417
Net assets, percentage	4.00%
Net income	$ 400,000
Net loss, percentage	5.00%
Other income expenses, net	$ 390,183